Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Highly liquid financial instruments	$ 1,927,284	$ 1,347,463
Unrealized gain and (loss) total	200,096
Unrealized gain and (loss) total		511,007
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	1,766,265	1,217,042
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	46,883	120,380
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	13,941	128,644
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 32,942	$ 9,504